Post-Retirement Benefit Obligations - Summary of Movements in Post-retirement Benefit Obligations (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of movements in defined benefit liability [abstract]
Beginning balance	¥ 2,538	¥ 2,584
Pension cost charged to profit or loss, Service cost	0
Pension cost charged to profit or loss, Net interest	83	85	¥ 92
Pension cost charged to profit or loss, Sub-total included in profit or loss	83	85
Remeasurement (gains)/losses in other comprehensive income, Actuarial changes arising from changes in financial assumptions	140
Remeasurement (gains)/losses in other comprehensive income, Actuarial changes arising from changes in demographic assumptions	0
Remeasurement (gains)/losses in other comprehensive income, Experience adjustments	(56)	61
Remeasurement (gains)/losses in other comprehensive income, Sub-total included in other comprehensive income	84	61
Benefit settled	(178)	(192)
Ending balance	¥ 2,527	¥ 2,538	¥ 2,584